Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 842,507	$ 281,697
Operating expenses	(422,261)	(159,198)
Depreciation and depletion	(131,632)	(38,645)
Earnings from mine operations	288,614	83,854
Care and maintenance	(64,995)
Exploration	(11,840)	(8,754)
General and administration	(40,392)	(19,976)
Income from operations	171,387	55,124
Finance expense	(39,751)	(17,537)
Finance income	1,819	1,950
Other expense	(91,924)	(52,723)
Net income (loss) before taxes	41,531	(13,186)
Current tax expense	(35,050)	(7,250)
Deferred tax recovery	14,239	112
Net income (loss) and comprehensive income (loss)	20,720	(20,324)
Net income (loss) and comprehensive income (loss) attributable to:
Equinox Gold shareholders	20,720	(18,360)
Non-controlling interest		(1,964)
Net income (loss) and comprehensive income (loss)	$ 20,720	$ (20,324)
Net income (loss) per share
Basic	$ 0.10	$ (0.16)
Diluted	$ 0.09	$ (0.16)
Weighted average shares outstanding
Basic	212,487,729	112,001,484
Diluted	218,411,971	112,001,484